Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member]
Beginning balance at Dec. 31, 2022	$ (45,654)		$ 2,127		$ (47,781)	$ 80,627
Beginning balance (in shares) at Dec. 31, 2022		2,525,771				6,825,483
Retroactive application of reverse recapitalization		(1,175,989)				(3,177,808)
Adjusted balance, beginning of period	(45,654)		2,127		(47,781)	$ 80,627
Adjusted balance, beginning of period (in shares)		1,349,782				3,647,675
Exercise of stock options	121		121
Exercise of stock options (in shares)		57,971
Contribution from related party investors related to SAFEs	2,610		2,610
Stock-based compensation expense	1,121		1,121
Foreign currency translation adjustment	(11)			$ (11)
Net income (loss)	(42,823)				(42,823)
Ending balance at Dec. 31, 2023	(84,636)		5,979	(11)	(90,604)	$ 80,627
Ending balance (in shares) at Dec. 31, 2023		1,407,753				3,647,675
Exercise of stock options	$ 1,624		1,624
Exercise of stock options (in shares)	52,833	388,727
Stock-based compensation expense	$ 3,491		3,491
Vesting of restricted stock	15		15
Conversion of convertible preferred stock into common stock in connection with the Merger	80,627		80,627			$ (80,627)
Conversion of convertible preferred stock into common stock in connection with the Merger (in shares)		3,647,675				(3,647,675)
Issuance of common stock to related party investors upon redemption of the SAFEs	34,125		34,125
Issuance of common stock to related party investors upon redemption of the SAFEs (in shares)		1,470,839
Issuance of common stock under subscription agreement	94,601	$ 1	94,600
Issuance of common stock under subscription agreement (in shares)		4,163,606
Issuance of common stock upon the merger	68,891	$ 1	68,890
Issuance of common stock upon the merger (in shares)		3,777,709
Foreign currency translation adjustment	20			20
Net income (loss)	(57,982)				(57,982)
Ending balance at Dec. 31, 2024	$ 140,776	$ 2	$ 289,351	$ 9	$ (148,586)
Ending balance (in shares) at Dec. 31, 2024		14,856,309